Equity (Details 4) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 2,258,810	R$ 1,112,007	R$ 4,952,573
Weighted average of shares	2,830,967,382	2,736,553,750	2,736,553,750
Earnings Per Share Continuing Operations [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 2,158,077	R$ 1,237,819	R$ 3,441,885
Weighted average of shares	2,830,967,382	2,736,553,750	2,736,553,750
Earnings Per Share Discontinued Operations [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 100,733	R$ (125,812)	R$ 1,510,688
Weighted average of shares	2,830,967,382	2,736,553,750	2,736,553,750
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 902,420	R$ 409,399	R$ 1,899,620
Weighted average of shares	1,148,504,091	1,054,090,460	1,176,755,935
Weighted average of diluted shares	1,148,504,091	1,054,090,460	1,176,755,935
Basic earnings per share attributable to controlling shareholders	R$ 0.78574	R$ 0.38839	R$ 1.61429
Diluted earnings per share attributable to controlling shareholders	R$ 0.78574	R$ 0.38839	R$ 1.61429
Ordinary shares [member] | Earnings Per Share Continuing Operations [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 863,846	R$ 455,053	R$ 1,285,033
Weighted average of shares	1,148,504,091	1,054,090,460	1,176,755,935
Weighted average of diluted shares	1,148,504,091	1,054,090,460	1,176,755,935
Basic earnings per share attributable to controlling shareholders	R$ 0.75215	R$ 0.43170	R$ 1.09201
Diluted earnings per share attributable to controlling shareholders	R$ 0.75215	R$ 0.43170	R$ 1.09201
Ordinary shares [member] | Earnings Per Share Discontinued Operations [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 38,574	R$ (45,654)	R$ 614,587
Weighted average of shares	1,148,504,091	1,054,090,460	1,176,755,935
Weighted average of diluted shares	1,148,504,091	1,054,090,460	1,176,755,935
Basic earnings per share attributable to controlling shareholders	R$ 0.03359	R$ (0.04331)	R$ 0.52228
Diluted earnings per share attributable to controlling shareholders	R$ 0.03359	R$ (0.04331)	R$ 0.52228
Class A Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 2,845	R$ 1,575	R$ 5,908
Weighted average of shares	3,128,000	3,128,000	3,171,194
Weighted average of diluted shares	3,128,000	3,128,000	3,171,194
Basic earnings per share attributable to controlling shareholders	R$ 0.90931	R$ 0.50343	R$ 1.86252
Diluted earnings per share attributable to controlling shareholders	R$ 0.90931	R$ 0.50343	R$ 1.86252
Class A Preferred Shares [member] | Earnings Per Share Continuing Operations [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 2,729	R$ 1,724	R$ 4,087
Weighted average of shares	3,128,000	3,128,000	3,171,194
Weighted average of diluted shares	3,128,000	3,128,000	3,171,194
Basic earnings per share attributable to controlling shareholders	R$ 0.87237	R$ 0.55106	R$ 1.28802
Diluted earnings per share attributable to controlling shareholders	R$ 0.87237	R$ 0.55106	R$ 1.28802
Class A Preferred Shares [member] | Earnings Per Share Discontinued Operations [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 116	R$ (149)	R$ 1,821
Weighted average of shares	3,128,000	3,128,000	3,171,194
Weighted average of diluted shares	3,128,000	3,128,000	3,171,194
Basic earnings per share attributable to controlling shareholders	R$ 0.03694	R$ (0.04763)	R$ 0.57450
Diluted earnings per share attributable to controlling shareholders	R$ 0.03694	R$ (0.04763)	R$ 0.57450
Class B Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,353,545	R$ 701,033	R$ 3,047,045
Weighted average of shares	1,679,335,291	1,679,335,290	1,556,626,621
Weighted average of diluted shares	1,679,335,291	1,679,335,290	1,556,626,621
Basic earnings per share attributable to controlling shareholders	R$ 0.80600	R$ 0.41745	R$ 1.95747
Diluted earnings per share attributable to controlling shareholders	R$ 0.80600	R$ 0.41745	R$ 1.95747
Class B Preferred Shares [member] | Earnings Per Share Continuing Operations [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,291,502	R$ 781,042	R$ 2,152,765
Weighted average of shares	1,679,335,291	1,679,335,290	1,556,626,621
Weighted average of diluted shares	1,679,335,291	1,679,335,290	1,556,626,621
Basic earnings per share attributable to controlling shareholders	R$ 0.76906	R$ 0.46509	R$ 1.38297
Diluted earnings per share attributable to controlling shareholders	R$ 0.76906	R$ 0.46509	R$ 1.38297
Class B Preferred Shares [member] | Earnings Per Share Discontinued Operations [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 62,043	R$ (80,009)	R$ 894,280
Weighted average of shares	1,679,335,291	1,679,335,290	1,556,626,621
Weighted average of diluted shares	1,679,335,291	1,679,335,290	1,556,626,621
Basic earnings per share attributable to controlling shareholders	R$ 0.03694	R$ (0.04764)	R$ 0.57450
Diluted earnings per share attributable to controlling shareholders	R$ 0.03694	R$ (0.04764)	R$ 0.57450